Gain on sale of assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Acquisitions and Disposals [Line Items]
Gain/loss	$ 0	$ 22	$ 26
West Juno [Member]
Significant Acquisitions and Disposals [Line Items]
Net proceeds		248
Book value on disposal		226
Gain/loss		22
West Larissa [Member]
Significant Acquisitions and Disposals [Line Items]
Net proceeds			55
Book value on disposal			29
Gain/loss			26
Total [Member]
Significant Acquisitions and Disposals [Line Items]
Net proceeds	0	248	55
Book value on disposal	0	226	29
Gain/loss	$ 0	$ 22	$ 26